Additional disclosure requirements - Schedule of preference shares and preferred securities by issuer (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)
Santander UK plc, October 1995 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £		£ 80.3
Interest rate	10.375%	10.375%	10.375%
Santander UK plc, February 1996 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £		£ 80.3
Interest rate	10.375%	10.375%	10.375%
Banco Santander, S.A., May 2021 | US Dollar
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	6 years
Reprice term	5 years
Subordinated issue, UST rate term	5 years
Banco Santander, S.A., May 2021 | Euro
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	7 years
Reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Banco Santander, S.A., May 2021 | Preferred securities | US Dollar
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period	3.753%	3.753%	3.753%
Banco Santander, S.A., May 2021 | Preferred securities | Euro
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.125%	4.125%	4.125%
Adjustment to reference rate, after initial interest rate period	4.311%	4.311%	4.311%
Banco Santander, S.A., May 2021 | Fixed interest rate | Preferred securities | US Dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 298.3
Interest rate	4.75%	4.75%	4.75%
Banco Santander, S.A., May 2021 | Fixed interest rate | Preferred securities | Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | €	€ 750.0
Interest rate	4.125%	4.125%	4.125%
Banco Santander, S.A., September 2021 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.625%	3.625%	3.625%
Initial interest rate term	8 years
Reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Banco Santander, S.A., September 2021 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | €	€ 1,000.0
Interest rate	3.625%	3.625%	3.625%
Banco Santander, S.A., September 2021 | Mid Swap Rate Five Year Euro | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	3.76%	3.76%	3.76%
Banco Santander, S.A., November 2023 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	9.625%	9.625%	9.625%
Initial interest rate term	5 years 6 months
Reprice term	5 years
Subordinated issue, UST rate term	5 years
Banco Santander, S.A., November 2023 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,150.0
Interest rate	9.625%	9.625%	9.625%
Banco Santander, S.A., November 2023 | UST Rate Five Year US Dollar | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	5.306%	5.306%	5.306%
Banco Santander, S.A., November 2023 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	9.625%	9.625%	9.625%
Initial interest rate term	10 years
Reprice term	5 years
Subordinated issue, UST rate term	5 years
Banco Santander, S.A., November 2023 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,349.9
Interest rate	9.625%	9.625%	9.625%
Banco Santander, S.A., November 2023 | UST Rate Five Year US Dollar | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	5.298%	5.298%	5.298%
Banco Santander, S.A., May 2024 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	7.00%	7.00%	7.00%
Initial interest rate term	6 years
Reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Banco Santander, S.A., May 2024 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | €	€ 1,500.0
Interest rate	7.00%	7.00%	7.00%
Banco Santander, S.A., May 2024 | Mid Swap Rate Five Year Euro | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.432%	4.432%	4.432%
Banco Santander, S.A., August 2024 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%	8.00%	8.00%
Initial interest rate term	10 years
Reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Banco Santander, S.A., August 2024 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,499.8
Interest rate	8.00%	8.00%	8.00%
Banco Santander, S.A., August 2024 | Mid Swap Rate Five Year Euro | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	3.911%	3.911%	3.911%
Banco Santander, S.A., July 2025 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.00%	6.00%	6.00%
Initial interest rate term	6 years
Reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Banco Santander, S.A., July 2025 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | €	€ 1,500.0
Interest rate	6.00%	6.00%	6.00%
Banco Santander, S.A., July 2025 | Mid Swap Rate Five Year Euro | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	3.819%	3.819%	3.819%
Banco Santander, S.A., June 2026 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	7.25%	7.25%	7.25%
Initial interest rate term	10 years
Reprice term	5 years
Subordinated issue, UST rate term	5 years
Banco Santander, S.A., June 2026 | Fixed interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,497.4
Interest rate	7.25%	7.25%	7.25%
Banco Santander, S.A., June 2026 | Mid Swap Rate Five Year Euro | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	2.837%	2.837%	2.837%
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | €	€ 143.7
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | CMS 10 interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%	8.00%	8.00%
Variable interest rate	0.05%	0.05%	0.05%